EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of available cash from operating surplus
The percentage interests set forth below for PBF LLC assume that there are no arrearages on common units and that PBF LLC continues to own all of the IDRs.

	Total Quarterly Distribution per Unit Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	PBF LLC (as holder of IDRs)
Minimum Quarterly Distribution	up to $0.300	100.0%	—
First Target Distribution	above $0.300 up to $0.345	100.0%	—
Second Target Distribution	above $0.345 up to $0.375	85.0%	15.0%
Third Target Distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%

Schedule of distributions made to limited partners
The tables below summarize our 2017 and 2016 quarterly distribution cash declarations, payments and scheduled payments through March 14, 2018:

	2017
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	May 4	May 16	May 31	$0.4600
Second quarter	August 3	August 15	August 31	0.4700
Third quarter	November 2	November 13	November 29	0.4800
Fourth quarter	February 15, 2018	February 28, 2018	March 14, 2018	0.4850
Total				$1.8950

	2016
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 28	May 13	May 31	$0.4200
Second quarter	July 29	August 9	August 23	0.4300
Third quarter	October 28	November 8	November 22	0.4400
Fourth quarter	February 16, 2017	February 27, 2017	March 13, 2017	0.4500
Total				$1.7400

Schedule of distributions made to unitholders
The following table reflects the allocation of total cash distributions to the general and limited partners applicable to the period in which the distributions were earned:

	Year Ended December 31, 2017	Year Ended December 31, 2016
IDR - PBF LLC	$9,055	$4,031
Limited partners’ distributions:
Common units	73,322	42,232
Subordinated units – PBF LLC	7,308	27,642
Total distributions	89,685	73,905
Total cash distributions (1)	$88,428	$72,914
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(1)	Excludes phantom unit distributions, which are accrued and paid upon vesting.